SPDR® Series Trust

One Lincoln Street

Boston, MA 02111

July 11, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Office of Filings, Information & Consumer Service

RE:	SPDR Series Trust (“Registrant”)
File Nos.: 333-57793 and 811-08839

Dear Sir/Madam:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for the above-referenced Registrant. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant on June 20, 2013 (Accession No. 0001193125-13-265937).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3967.

Sincerely,

/s/  Mark E. Tuttle

Mark E. Tuttle

Assistant Secretary

  Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase